Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	410,865
Options, Granted | shares	41,200
Options, Exercised | shares	(137,320)
Options, Forfeited | shares	(11,250)
Options, Expired | shares	(3,000)
Options, Outstanding ending balance | shares	300,495
Options, Exercisable | shares	78,102
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 260.82
Weighted-Average Exercise Price, Granted | $ / shares	431.36
Weighted-Average Exercise Price, Exercised | $ / shares	222.78
Weighted-Average Exercise Price, Forfeited | $ / shares	288.67
Weighted-Average Exercise Price, Expired | $ / shares	164.3
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	301.5
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 249.19
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 6 months
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 4 months 9 days
Aggregate Intrinsic Value, Outstanding | $	$ 51,907
Aggregate Intrinsic Value, Exercisable | $	$ 17,560